Intangible Assets (Details)	12 Months Ended
Jan. 31, 2021 CAD ($)
Statement [Line Items]
Cost, Beginning balance	$ 1,149,174
Cost, Addition	86,462
Cost, Acquisition (Notes 6(a) and 6(b))	11,362,000
Cost, Impairment	(12,597,636)
Accumulated Amortization and Impairment Losses, Beginning balance	348,117
Accumulated Amortization and Impairment Losses, Amortization	132,611
Accumulated Amortization and Impairment Losses, Impairment	(480,728)
BiPhasix Licence Member
Statement [Line Items]
Cost, Beginning balance	319,174
Cost, Impairment	(319,174)
Accumulated Amortization and Impairment Losses, Beginning balance	190,792
Accumulated Amortization and Impairment Losses, Amortization	59,681
Accumulated Amortization and Impairment Losses, Impairment	(250,473)
Solmic Patents [Member]
Statement [Line Items]
Cost, Addition	86,462
Cost, Impairment	(86,462)
Accumulated Amortization and Impairment Losses, Amortization	10,851
Accumulated Amortization and Impairment Losses, Impairment	(10,851)
MM-001 Patents and IPR&D [Member]
Statement [Line Items]
Cost, Acquisition (Notes 6(a) and 6(b))	9,159,000
Cost, Impairment	(9,159,000)
MM-003 IPR&D [Member]
Statement [Line Items]
Cost, Acquisition (Notes 6(a) and 6(b))	2,203,000
Cost, Impairment	(2,203,000)
Thrudermic Non-Patented Technology [Member]
Statement [Line Items]
Cost, Beginning balance	830,000
Cost, Impairment	(830,000)
Accumulated Amortization and Impairment Losses, Beginning balance	157,325
Accumulated Amortization and Impairment Losses, Amortization	62,079
Accumulated Amortization and Impairment Losses, Impairment	$ (219,404)